Performance Management - Popular U.S. Government Money Market Fund, LLC	Oct. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the FTSE 3-Month U.S. T-Bill Index (“Benchmark Index”), the Fund’s performance index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the gross dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting htps://www.popularfunds.com/us-government-money-market-fund or can be obtained by phone at (787) 754-4488.

The Benchmark Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The table compares the Fund’s performance to that of the FTSE 3-Month U.S. T-Bill Index (“Benchmark Index”), the Fund’s performance index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the gross dividends and distributions.
Bar Chart [Heading]	Class A Withholding Shares ANNUAL TOTAL RETURN Popular U.S. Government Money Market Fund, LLC. As of 12/31
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ended September, 2025) and the lowest return for a quarter was 0.83% (quarter ended December 31, 2025). The year-to-date return as of September 30, 2026 was 2.31%.

Performance Table Heading	For the periods ended 12/31/2025 Average Annual Total Returns
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	htps://www.popularfunds.com/us-government-money-market-fund
Performance Availability Phone [Text]	(787) 754-4488
Class A Withholding Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	0.92%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	0.83%
Lowest Quarterly Return, Date	Dec. 31, 2025